Equity of Host Inc. and Capital of Host L.P. - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Jun. 18, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Lower Limit	Dec. 31, 2011 Limited Partner	Dec. 31, 2010 Limited Partner	Dec. 31, 2009 Limited Partner	Jun. 30, 2011 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024	Dec. 31, 2011 HOST HOTELS & RESORTS, INC.	Dec. 31, 2010 HOST HOTELS & RESORTS, INC.	Dec. 31, 2009 HOST HOTELS & RESORTS, INC.	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. Limited Partner	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. Limited Partner	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. 2011 Sales Agency Financing Agreement	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. 2011 Sales Agency Financing Agreement
Stockholders Equity Note [Line Items]
Common stock, shares authorized		1,050,000,000							1,050,000,000	1,050,000,000
Common stock, par value		$ 0.01							$ 0.01	$ 0.01
Common stock, shares outstanding		705,100,000	675,600,000						705,100,000	675,600,000
Preferred stock, shares authorized		50,000,000
Preferred stock, no par value
Preferred stock, shares outstanding		0	0
Percentage of the common OP Units					1.50%				98.50%
Shares issuable upon conversion of one OP unit					1.021494		1.000000
Common OP units, outstanding					700,700,000	671,800,000						690,300,000	661,400,000
Common stock issued														19,100,000	26,900,000
Average price per share for stock issued														$ 17.09	$ 15.25
Net proceed from issuance of common stock									$ 323	$ 406	$ 767			$ 323	$ 406
Issuance capacity remaining under the current agreement														174
Value of debentures converted to equity								$ 134
Debt converted into shares of Host Inc. common stock								8,800,000
Percentage of annual taxable income Host Inc is required to distribute				90.00%
Dividend policy		The amount of any future dividends will be determined by Host Inc.'s Board of Directors.
8 7/8% Class E cumulative redeemable preferred stock , shares redeemed	4,034,300
8 7/8% Class E cumulative redeemable preferred stock , redemption price	$ 25.00